Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value Disclosures [Line Items]
Total notional principal amount	$ 25.0	$ 100.0
Weighted average fixed interest rate of contracts	2.70%
Weighted average remaining life of contracts	2 years
Interest rate swap contracts included in Accounts Payable	1.3
Unrealised gain on interest rate swap contracts	1.8	3.0
Realised loss on settlements of interest rate swap contracts	$ 2.1	$ 7.5